Capital Raises (Details) - USD ($) $ / shares in Units, $ in Thousands											3 Months Ended			12 Months Ended
	Oct. 18, 2022	Oct. 12, 2022	Jul. 22, 2022	Mar. 22, 2022	Mar. 22, 2022	Sep. 13, 2021	Feb. 16, 2021	Feb. 12, 2021	Feb. 11, 2021	Jan. 24, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Capital Raises (Textual)
Common stock issued in direct offering (in shares)	930,990
Proceeds from warrant exercises							$ 18,500	$ 27,800		$ 27,800
Number of common shares sold under offering (in shares)									40,000
Preferred stock, shares authorized (in shares)											5,000,000			5,000,000	5,000,000
Net proceeds from issuance of preferred stock and warrants						$ 50,600								$ 46,906	$ 50,585
Preferred stock, par value (in usd per share)											$ 0.001			$ 0.001	$ 0.001
Warrants and rights outstanding				$ 5,600	$ 5,600
Warrants forfeited (in shares)				394,000
Shared holders participants, percent				71.00%
Deemed dividend for the modification related to Series 8 Preferred Stock				$ 2,600
Deemed contribution for the modification related to Warrants issued in connection with Series 8 Preferred Stock				$ 1,500
Net proceeds from issuance of common stock and warrants														$ 0	$ 77,852
Series 7 Preferred Stock
Capital Raises (Textual)
Preferred stock, shares issued (in shares)											0			0
Preferred stock, shares outstanding (in shares)											0			0
Mezzanine equity, convertible preferred shares, par value per share (in usd per share)						$ 0.001
Mezzanine equity, convertible preferred shares, stated value per share (in usd per share)						1,000
Mezzanine equity, convertible preferred shares, conversion price (in usd per share)						93.75
Preferred shares redeemed (in shares)				49,250
Preferred redeemed for cash (in shares)				$ 49,300								$ 49,300
Common Stock
Capital Raises (Textual)
Mezzanine equity, convertible preferred shares, conversion price (in usd per share)						93.75
Series 8 Preferred Stock
Capital Raises (Textual)
Number of common shares sold under offering (in shares)					1,503,726
Subscription price (in usd per share)				$ 940	$ 940
Original issuance discount percentage				6.00%	6.00%
Aggregate subscription value				$ 50,000	$ 50,000
Preferred stock, shares authorized (in shares)				53,197.7234	53,197.7234
Preferred stock, shares outstanding (in shares)											0			0
Net proceeds from issuance of preferred stock and warrants					$ 46,900
Preferred stock, par value (in usd per share)				$ 0.001	$ 0.001
Preferred stock, stated value per share (in usd per share)				1,000	1,000
Preferred stock, convertible, conversion price (in usd per share)				35.38	$ 35.38
Preferred shares redeemed (in shares)											53,197.72
Preferred redeemed for cash (in shares)											$ 53,200
Warrants forfeited (in shares)											751,841
Deemed dividend for the modification related to Series 8 Preferred Stock														$ (2,627)	0
Deemed contribution for the modification related to Warrants issued in connection with Series 8 Preferred Stock														$ 1,469	$ 0
Purchase Warrants
Capital Raises (Textual)
Exercisable warrants per common share (in shares)							1	1
Registered Direct Offering
Capital Raises (Textual)
Common stock issued in direct offering (in shares)							40,000	93,334		77,334			210,668
Offering price (in usd per share)	$ 5.849
Number of common shares sold under offering (in shares)	253,112
Subscription price (in usd per share)						$ 920
Original issuance discount percentage						8.00%
Aggregate subscription value						$ 54,100
Registered Direct Offering | Series 7 Preferred Stock
Capital Raises (Textual)
Number of common shares sold under offering (in shares)						58,750
Aggregate subscription value						$ 54,100
Registered Direct Offering | Common Stock
Capital Raises (Textual)
Number of common shares sold under offering (in shares)						626,667
Registered Direct Offering | Series 8 Preferred Stock
Capital Raises (Textual)
Number of common shares sold under offering (in shares)					1,503,726
Subscription price (in usd per share)				$ 940	$ 940
Original issuance discount percentage				6.00%	6.00%
Aggregate subscription value				$ 50,000	$ 50,000
Preferred stock, shares authorized (in shares)				53,197.7234	53,197.7234
Preferred stock, par value (in usd per share)				$ 0.001	$ 0.001
Registered Direct Offering | Purchase Warrants
Capital Raises (Textual)
Exercisable warrants per common share (in shares)	1
Warrants exercisable period	5 years
Equity Distribution Agreement
Capital Raises (Textual)
Sale of stock, maximum potential offering			$ 25,000
Securities Purchase Agreement
Capital Raises (Textual)
Net proceeds from issuance of common stock and warrants	$ 14,100
Securities Purchase Agreement | Pre-Funded Warrant
Capital Raises (Textual)
Exercise price of warrants (in usd per share)	$ 0.001
Exercisable warrants per common share (in shares)	1
Warrant
Capital Raises (Textual)
Warrants to purchase shares of common stock after adjustment							132,670	200,000		258,065
Exercise price of warrants (in usd per share)	$ 0.001
Number of common shares sold under offering (in shares)	3,846,153
Percent of warrants forfeited upon redemption						75.00%
Sale of stock, number of warrants issued in transaction (in shares)	2,310,990						132,670	200,000
Warrants exercised for common shares (in shares)	930,990
Warrant | Series 7 Preferred Stock
Capital Raises (Textual)
Percent of warrants forfeited upon redemption				75.00%	75.00%
Warrant | Series 8 Preferred Stock
Capital Raises (Textual)
Percent of warrants forfeited upon redemption				50.00%	50.00%
Warrant | Purchase Warrants
Capital Raises (Textual)
Exercise price of warrants (in usd per share)	$ 5.85						$ 150.75	$ 150.00		$ 116.25
Offering price (in usd per share)	$ 5.85						$ 150.75	$ 150.00		$ 116.25
Warrant | Registered Direct Offering
Capital Raises (Textual)
Common stock issued in direct offering (in shares)	253,112						40,000	93,334		77,334
Exercise price of warrants (in usd per share)	$ 0.001
Number of common shares sold under offering (in shares)						626,667
Sale of stock, number of warrants issued in transaction (in shares)										258,065
Warrant | Registered Direct Offering | Purchase Warrants
Capital Raises (Textual)
Exercise price of warrants (in usd per share)										$ 116.25
Offering price (in usd per share)										$ 116.25
January 2021 Pre-Funded Warrants
Capital Raises (Textual)
Warrants to purchase shares of common stock after adjustment										180,732
Exercise price of warrants (in usd per share)										$ 0.08
Offering price (in usd per share)										$ 116.18
Exercisable warrants per common share (in shares)										1
Warrants exercisable period										5 years
February 2021 Pre-Funded Warrants
Capital Raises (Textual)
Warrants to purchase shares of common stock after adjustment								106,667
Exercise price of warrants (in usd per share)								$ 0.08
Offering price (in usd per share)								$ 149.93
Exercisable warrants per common share (in shares)								1
Warrants exercisable period								5 years
Second February 2021 Pre-Funded Warrants
Capital Raises (Textual)
Warrants to purchase shares of common stock after adjustment							92,670
Exercise price of warrants (in usd per share)							$ 0.08
Offering price (in usd per share)							$ 150.68
Exercisable warrants per common share (in shares)							1
Warrants exercisable period							5 years
Common Stock
Capital Raises (Textual)
Common stock issued in direct offering (in shares)		52,513
Common Stock | Registered Direct Offering
Capital Raises (Textual)
Common stock issued in direct offering (in shares)														253,112	210,668
Common Stock | Securities Purchase Agreement
Capital Raises (Textual)
Number of common shares sold under offering (in shares)	253,112
Common Stock | Securities Purchase Agreement | Pre-Funded Warrant
Capital Raises (Textual)
Sale of stock, number of warrants issued in transaction (in shares)	2,310,990